Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 38,607	[1]	$ 36,985
Allowance for credit losses on impaired loans, other credit instruments [Member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	22		27
Allowance for credit losses on performing loans, other credit instruments [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 222		$ 204

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).